Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.34%
California–92.68%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities);
Series 2011, Ref. RB	6.13%	07/01/2026	$ 3,420	$ 3,491,068
Series 2012 B, Ref. RB	5.00%	07/01/2024	250	261,242
ABAG Finance Authority for Nonprofit Corps. (Insured Nonprofit Combined Financing 2);
Series 1993, COP (INS - Cal-Mortgage)(a)	5.80%	03/01/2023	5	5,022
ABAG Finance Authority for Nonprofit Corps. (Palo Alto Garden Apartments);
Series 1999 A, RB(b)(c)(d)	5.35%	12/02/2020	195	195,000
Adelanto (City of), CA Improvement Agency;
Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	255	257,726
Adelanto (City of), CA Public Financing Authority;
Series 1996 B, RB	6.30%	09/01/2028	595	603,645
Adelanto (City of), CA Public Utility Authority;
Series 2014 A, RB	5.00%	07/01/2024	2,960	2,969,502
Alameda (County of), CA Corridor Transportation Authority;
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	1,750	1,950,865
Alameda (County of), CA Redevelopment Agency;
Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,024
Association of Bay Area Governments (California Redevelopment Agency Pool);
Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	130	133,865
Beaumont (City of), CA Financing Authority;
Series 1994 A, RB	7.00%	09/01/2023	60	60,160
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B);
Series 2011 A, RB(b)(d)	6.38%	09/01/2021	200	209,154
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A);
Series 2015 B, Ref. RB	5.00%	09/01/2025	740	847,611
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C);
Series 2013 A, RB	5.00%	09/01/2027	655	720,710
Bell (City of), CA Community Redevelopment Agency;
Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,094
Blythe (City of), CA Financing Authority (City Hall & County Courthouse);
Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	75	75,439
California (County of), CA Tobacco Securitization Agency;
Series 2020 B-1, Ref. RB	4.00%	06/01/2049	325	353,434
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	10,135	11,992,441
California (State of);
Series 1972 S, GO Bonds	5.25%	04/01/2021	25	25,103
Series 1992, GO Bonds (INS - NATL)(a)	6.00%	10/01/2021	30	30,576
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,350
Series 1992, GO Bonds (INS - NATL)(a)	5.00%	11/01/2022	55	56,092
Series 1992, GO Bonds (INS - FGIC)(a)	5.00%	11/01/2022	15	15,298
Series 1993, GO Bonds (INS - NATL)(a)	5.90%	04/01/2023	170	173,228
Series 1993, GO Bonds	5.90%	04/01/2023	1,100	1,120,889
Series 1994, GO Bonds	5.75%	03/01/2023	85	86,176
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,648
Series 1994, GO Bonds	6.00%	05/01/2024	5	5,121
Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	90	90,858
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	60	60,849
Series 1996, GO Bonds (INS - AMBAC)(a)	5.25%	06/01/2021	50	51,270
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	110	112,834
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	15	15,386
Series 1996, Ref. GO Bonds (INS - FGIC)(a)	5.60%	09/01/2021	20	20,267
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	10	10,135
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2021	25	25,449
Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	10	10,039
Series 1997, GO Bonds	5.00%	10/01/2023	25	25,098
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	235	239,242
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	$ 10	$ 10,180
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,079
Series 2000, GO Bonds	5.63%	05/01/2026	40	40,175
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,020
Series 2002, GO Bonds	5.00%	10/01/2022	5	5,019
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,019
Series 2010, GO Bonds(b)(d)	5.25%	12/03/2020	2,000	2,000,280
Series 2010, GO Bonds(b)(d)	5.30%	12/03/2020	350	350,049
Series 2011, GO Bonds	5.25%	09/01/2028	1,000	1,037,070
Series 2011, Ref. GO Bonds	5.25%	09/01/2024	4,970	5,158,462
Series 2016, Ref. GO Bonds	5.00%	09/01/2030	745	771,857
Series 2018, GO Bonds	5.25%	10/01/2039	7,795	9,448,008
Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	6,093,000
Series 2020, Ref. GO Bonds	4.00%	03/01/2036	6,020	7,440,660
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District);
Series 2001 A, RB (INS - NATL)(a)	5.00%	04/01/2021	10	10,160
Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	680	691,512
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.00%	05/01/2033	600	614,910
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB	5.10%	06/01/2028	340	340,262
Series 2014, Ref. RB	4.00%	06/01/2029	4,690	4,711,715
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	380	380,448
Series 2002, RB	6.00%	06/01/2042	4,735	4,740,587
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	4,655	4,660,493
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	5.00%	06/01/2049	1,200	1,420,776
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.);
Series 2002 A, RB	5.88%	06/01/2043	265	265,315
California (State of) Department of Water Resources (Central Valley);
Series 1972, RB	5.25%	07/01/2022	230	230,943
California (State of) Educational Facilities Authority (California College of the Arts);
Series 2012, RB(b)(d)	5.00%	06/01/2022	400	427,752
Series 2012, RB(b)	5.00%	06/01/2022	1,135	1,213,746
California (State of) Educational Facilities Authority (Chapman University);
Series 2011, RB	5.00%	04/01/2026	3,070	3,116,203
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2030	710	840,519
California (State of) Educational Facilities Authority (Southwestern University);
Series 2003, Ref. RB	5.00%	11/01/2023	75	75,191
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2032	1,750	2,098,862
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020 A, Ref. RB	4.00%	04/01/2038	3,000	3,533,820
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	2,010,155
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,435,240
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,048
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,033
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.);
Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	20	20,053
California (State of) Health Facilities Financing Authority (Stanford Health Care);
Series 2017 A, Ref. RB	4.00%	11/15/2040	6,000	6,925,980
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 D, Ref. RB(b)(d)	5.00%	08/15/2021	$ 2,700	$ 2,791,557
Series 2011 D, Ref. RB(b)(d)	5.25%	08/15/2021	11,045	11,438,865
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	2,289,654
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,807,930
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,891,530
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	5,606,079
California (State of) Housing Finance Agency;
Series 2004 C, VRD RB (INS - AGM)(a)(e)	0.05%	02/01/2037	130	130,000
Series 2019 A-1, RB	4.25%	01/15/2035	4,911	5,632,804
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,821,607
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	936,494
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	1,097,587
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	890,745
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	1,093,893
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts);
Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,791,950
California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB	5.00%	10/01/2029	335	365,180
Series 2013, RB	5.00%	10/01/2030	465	506,069
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing);
Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,776,111
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	10,385	12,754,130
Series 2018, RB	5.00%	05/15/2037	2,500	2,938,350
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,596,958
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,438,120
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,530,938
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,293,148
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2038	2,275	2,733,139
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,653,730
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	4,106,112
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	4,192,895
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,387,520
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,783,770
California (State of) Municipal Finance Authority (Eisenhower Medical Centers);
Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,579,707
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(b)(d)	5.00%	01/01/2022	190	199,415
Series 2011, RB	5.00%	01/01/2028	40	41,627
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(c)	5.00%	12/31/2033	8,385	10,088,580
Series 2018 A, RB(c)	5.00%	12/31/2034	6,500	7,808,580
Series 2018, RB(c)	5.00%	12/31/2035	2,700	3,233,898
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	488,378
Series 2015, RB	5.00%	11/01/2035	1,100	1,208,834
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,167,300
Series 2017 A, RB	5.25%	11/01/2029	750	887,910
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,936,258
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	2,090,036
California (State of) Municipal Finance Authority (United Airlines, Inc.);
Series 2019, Ref. RB(c)	4.00%	07/15/2029	1,100	1,151,997
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(f)	5.00%	07/01/2030	$ 1,000	$ 1,061,910
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(c)(f)(g)	7.00%	07/01/2022	1,000	650,000
Series 2017, RB(c)(f)(g)	7.50%	07/01/2032	4,000	2,600,000
Series 2020, RB(c)(f)	7.50%	07/01/2032	630	567,019
California (State of) Pollution Control Financing Authority (San Diego County Water Authority);
Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,768,005
California (State of) Pollution Control Financing Authority (Southern California Water Co.);
Series 1996 A, RB (INS - NATL)(a)(c)	5.50%	12/01/2026	1,030	1,032,328
California (State of) Public Finance Authority;
Series 2020 A, RB(f)	4.25%	07/01/2030	1,415	1,443,470
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(f)	5.00%	07/01/2036	250	257,550
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,059
Series 2004 B, RB	5.13%	06/01/2029	45	45,175
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,193
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,016
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,189
California (State of) Public Works Board (Department of Corrections & Rehabilitation);
Series 2011 C, RB(b)	5.75%	10/01/2031	2,000	2,092,060
California (State of) Public Works Board (Department of Mental Health);
Series 2003 B, RB	5.25%	04/01/2023	15	15,058
California (State of) Public Works Board (Judicial Council of California);
Series 2011 D, RB(b)	5.25%	12/01/2026	3,000	3,150,840
Series 2013 A, RB	5.00%	03/01/2026	875	966,700
California (State of) Public Works Board (Trustees of the California State University);
Series 2010 B-1, RB	5.13%	03/01/2023	2,000	2,007,980
California (State of) School Finance Authority (Coastal Academy);
Series 2013 A, RB(f)	5.00%	10/01/2022	335	350,219
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)	5.50%	07/01/2027	1,225	1,349,693
California (State of) School Finance Authority (HTH Learning);
Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,938,841
California (State of) Statewide Communities Development Authority;
Series 2005 D, RB (INS - AGM)(a)	4.25%	10/01/2021	15	15,050
Series 2020 B, RB	4.00%	09/02/2022	75	77,898
Series 2020 B, RB	4.00%	09/02/2023	205	216,654
Series 2020 B, RB	4.00%	09/02/2024	215	230,949
Series 2020 B, RB	4.00%	09/02/2025	225	245,025
Series 2020 B, RB	4.00%	09/02/2026	230	253,064
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main);
Series 2012 A, RB	5.13%	07/01/2022	135	138,087
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1);
Series 2002 1, RB(c)	6.35%	09/01/2021	25	25,046
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.);
Series 2012, RB	5.25%	11/15/2034	1,000	1,038,490
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2031	175	206,764
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments);
Series 2002 NN-1, RB (INS - AMBAC)(a)(c)	5.20%	06/01/2036	875	877,179
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(f)	5.00%	07/01/2029	900	907,569
California (State of) Statewide Communities Development Authority (Pooled Financing Program);
Series 2002 B, RB (INS - AGM)(a)	5.25%	10/01/2027	5	5,020
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona);
Series 2003, RB(c)	6.75%	09/01/2037	$ 45	$ 45,072
California (State of) Statewide Communities Development Authority (Sherman Oaks);
Series 1998 A, RB (INS - AMBAC)(a)	5.00%	08/01/2022	740	762,237
California (State of) Statewide Communities Development Authority (Sutter Health);
Series 2011 C, RB(b)(d)	5.00%	08/15/2021	1,160	1,199,336
California (State of) Statewide Communities Development Authority (Total Road Improvement Program);
Series 2012 B, COP(b)(d)	5.25%	06/01/2022	2,730	2,933,848
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC);
Series 2012, Ref. RB	5.38%	05/15/2038	1,000	1,015,120
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC);
Series 2012, Ref. RB	5.13%	05/15/2031	310	314,979
Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,703,955
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	5.63%	05/01/2029	738	740,886
Series 2002 A, RB	6.00%	05/01/2037	3,395	3,408,274
Series 2002 B, RB	5.63%	05/01/2029	335	336,310
California State University;
Series 2019 A, RB	4.00%	11/01/2041	3,480	4,204,780
California Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,843,125
Calimesa (City of), CA;
Series 2020, RB	4.00%	09/01/2037	415	466,510
Carlsbad (City of), CA Housing & Redevelopment Commission;
Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	10	10,097
Carson (City of), CA (Assessment District No. 92-1);
Series 1992, RB	7.38%	09/02/2022	15	15,226
Cerritos (City of), CA Public Financing Authority;
Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,014
Cerritos Community College District (Election of 2018);
Series 2019 A, GO Bonds	4.00%	06/01/2043	5,000	5,875,650
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,462,900
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,517,120
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	1,062,603
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	1,117,295
Chula Vista (City of), CA (San Diego Gas & Electric Co.);
Series 2004 B, IDR	5.88%	02/15/2034	5,000	5,018,600
Series 2004 D, IDR	5.88%	01/01/2034	1,000	1,003,720
Cloverdale Unified School District;
Series 2019 A, GO Bonds	5.25%	08/01/2044	3,500	4,364,640
Colton (City of), CA Public Financing Authority;
Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,045
Compton (City of), CA;
Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	175	175,761
Compton Community College District;
Series 2012, Ref. GO Bonds	5.00%	07/01/2021	1,895	1,947,416
Series 2012, Ref. GO Bonds	5.00%	07/01/2023	1,310	1,402,997
Cudahy (City of), CA Community Development Commission Successor Agency (City-Wide Redevelopment);
Series 2011 A, RB(b)	7.25%	10/01/2021	130	137,466
Series 2011 A, RB(b)(d)	7.75%	10/01/2021	315	334,395
Series 2011 B, RB(b)	7.00%	10/01/2021	185	195,242
Cypress (City of), CA (Cypress Business and Professional Center Assessment District);
Series 1998, RB	5.70%	09/02/2022	10	10,020
Delano Joint Union High School District;
Series 2003 A, Ref. GO Bonds (INS - NATL)(a)	5.10%	02/01/2023	975	1,073,319
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Dinuba (City of), CA Redevelopment Agency;
Series 2011 A, Ref. RB(b)(d)	5.75%	09/01/2021	$ 170	$ 176,936
Downey (City of), CA Community Development Commission;
Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	50	50,230
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	672,254
Series 2012, Ref. RB	5.00%	09/01/2027	790	855,854
El Monte Union High School District;
Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,685,549
Eureka (City of), CA Public Financing Authority;
Series 2011, RB	5.00%	10/01/2041	3,000	3,105,600
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	351,622
Series 2017, RB	5.00%	09/01/2029	175	212,712
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	827,516
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,218,100
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	606,535
Galt (City of), CA Redevelopment Agency;
Series 2011, RB	7.38%	09/01/2033	400	419,292
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	1,850	2,323,655
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	6,560	8,173,957
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	2,090	2,582,007
Granada Sanitary District (2003 Reassessment & Ref.);
Series 2003 A, RB	6.13%	09/02/2022	10	10,126
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1);
Series 2010, Ref. RB	6.13%	10/01/2025	3,220	3,274,740
Hillsborough (Town of), CA;
Series 2000 B, Ref. VRD COP(e)	0.14%	06/01/2030	3,800	3,800,000
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park);
Series 2002 A, RB	6.25%	09/01/2027	20	20,291
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,058,661
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,118,791
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,318,800
Huntington Beach (City of), CA Redevelopment Agency;
Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	15	15,055
Huntington Park (City of), CA Public Financing Authority;
Series 2004 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	15	15,058
Imperial (City of), CA Public Financing Authority (Water Facility);
Series 2012, RB	5.00%	10/15/2026	2,735	2,976,692
Inland Empire Tobacco Securitization Corp.;
Series 2019, Ref. RB	3.68%	06/01/2038	9,650	10,256,599
Irvine (City of), CA;
Series 2014, RB	5.00%	09/01/2039	1,000	1,125,430
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2012, RB	5.00%	09/02/2025	710	797,046
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	500	559,395
Jurupa (City of), CA Community Services District;
Series 2013 A, RB	5.00%	09/01/2042	1,000	1,056,250
Jurupa (City of), CA Public Financing Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2042	1,000	1,124,070
Kern Valley Healthcare District;
Series 2003, Ref. RB (INS - Cal-Mortgage)(a)	5.25%	08/01/2021	25	25,103
La Mesa (City of), CA (Assessment District No. 98-1);
Series 1998, RB	5.75%	09/02/2023	20	20,194
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements);
Series 2010, Ref. RB	5.50%	12/01/2028	$ 560	$ 561,708
Lodi (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.25%	10/01/2026	2,000	2,125,440
Long Beach (City of), CA;
Series 2015, RB	5.00%	05/15/2027	850	978,545
Long Beach (City of), CA (Community Facilities District No. 6);
Series 2002, RB	6.25%	10/01/2026	35	35,097
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,629,844
Series 2007 A, RB	5.50%	11/15/2037	100	150,015
Long Beach Unified School District (Election of 2008);
Series 2009, GO Bonds	5.75%	08/01/2033	30	30,127
Los Angeles (City of), CA (FHA Insured Mortgage Loans - Section 8 Assisted);
Series 1993 1, Ref. RB (INS - NATL)(a)	6.50%	07/01/2022	5	5,021
Series 1993 II-A, Ref. RB (INS - NATL)(a)	5.35%	07/01/2022	5	5,017
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park);
Series 1997, RB	6.40%	09/01/2022	25	25,180
Los Angeles (City of), CA Department of Airports;
Series 2018 B, Ref. RB(c)	5.00%	05/15/2034	1,000	1,245,500
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(c)	5.25%	05/15/2038	3,565	4,443,630
Series 2018 D, Ref. RB(c)	5.00%	05/15/2030	9,000	11,656,260
Los Angeles (City of), CA Department of Water & Power;
Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	6,341,250
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds);
Series 2020 A, RB	4.00%	06/01/2035	1,000	1,250,600
Series 2020 A, RB	4.00%	06/01/2036	1,000	1,243,850
Series 2020 A, RB	4.00%	06/01/2037	3,750	4,648,650
Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	456,697
Series 1998, COP (INS - NATL)(a)	5.00%	03/15/2023	635	640,366
Madera (County of), CA Board of Education;
Series 2011, Ref. COP(b)(d)	6.13%	10/01/2021	325	340,944
Manteca Unified School District (Community Facilities District No. 1989-2);
Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,436,489
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	393,859
Series 2018 B, RB	5.00%	09/01/2033	250	287,257
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing);
Series 2008 A, Ref. RB	7.00%	09/01/2028	20	20,013
Modesto (City of), CA (Golf Course Ref.);
Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	185	190,519
Modesto (City of), CA Irrigation District;
Series 2011 C, Ref. RB	5.00%	07/01/2030	500	513,650
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1);
Series 2013, Ref. RB	5.00%	08/01/2026	1,000	1,069,850
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2036	310	373,079
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2037	495	593,891
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2038	555	663,869
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2039	470	560,987
Series 2020 A, RB (INS -BAM)(a)	4.00%	12/01/2040	600	714,024
Series 2020 B, RB (INS -BAM)(a)	4.00%	12/01/2035	1,000	1,198,110
Mountain View (City of), CA;
Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,031
M-S-R Public Power Agency;
Series 1991 E, RB(b)	6.00%	07/01/2022	25	26,554
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Municipal Improvement Corp. of Los Angeles;
Series 2020 B, RB	5.00%	11/01/2040	$ 1,985	$ 2,616,230
Northern California Energy Authority;
Series 2018 A, RB(d)	4.00%	07/01/2024	5,000	5,584,200
Northern Inyo (County of), CA Local Hospital District;
Series 2010, RB	6.38%	12/01/2025	835	837,463
Oakland (Port of), CA;
Series 2011 O, Ref. RB(b)(c)(d)	5.00%	05/01/2021	5,000	5,095,850
Series 2011 O, Ref. RB(b)(c)(d)	5.13%	05/01/2021	2,000	2,039,380
Series 2012 P, Ref. RB(c)	5.00%	05/01/2033	1,000	1,065,020
Oakland Unified School District (County of Alameda);
Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	5,000	6,124,850
Oakland Unified School District (Election of 2006);
Series 2012 A, GO Bonds(b)	5.00%	08/01/2022	410	431,361
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	755,980
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	819,522
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	881,684
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements);
Series 2013, Ref. RB	5.00%	10/01/2028	1,495	1,619,773
Oxnard (City of), CA Financing Authority;
Series 2011, Ref. RB(b)(d)	5.30%	06/01/2021	50	51,295
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,293,680
Palo Alto (City of), CA;
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2021	85	87,154
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	15	15,369
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,912,609
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	221,234
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	244,821
Perris Union High School District;
Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	2,000	2,382,300
Poway Unified School District Public Financing Authority;
Series 2013, RB	5.00%	09/15/2025	845	950,583
Series 2013, RB	5.00%	09/15/2029	1,180	1,322,202
Rancho California Water District Financing Authority;
Series 2019 A, Ref. RB	4.00%	08/01/2039	3,200	3,931,808
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,806,858
Rancho Mirage (City of), CA (Reassessment District No. R22-85);
Series 2002, Ref. RB	5.75%	09/02/2022	10	10,076
Series 2002, Ref. RB	5.75%	09/02/2026	20	20,142
Rancho Mirage (City of), CA (Reassessment District No. R25-90);
Series 1998, Ref. RB	5.50%	09/02/2024	10	10,050
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center);
Series 2004, RB	5.85%	09/01/2033	10	10,057
Redwood City (City of), CA (Community Facilities District No. 99-1);
Series 2012, Ref. RB	5.00%	09/01/2029	690	731,165
Richmond (City of), CA Joint Powers Financing Authority;
Series 2016, RB	5.50%	11/01/2029	6,530	7,816,475
Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	321,382
Series 2012, Ref. RB	5.00%	09/02/2024	335	341,690
Riverside (City of), CA (Riverwalk Business Center Assessment District);
Series 2004, RB	6.25%	09/02/2029	200	202,736
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,786,698
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,256,917
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Riverside (County of), CA (Community Facilities District No. 04-2);
Series 2012, Ref. RB	5.00%	09/01/2028	$ 450	$ 481,419
Riverside (County of), CA Community Facilities Districts (Scott Road);
Series 2013, RB	5.00%	09/01/2042	3,000	3,168,750
Riverside Unified School District;
Series 2020, RB	4.00%	09/01/2034	500	561,260
Series 2020, RB	4.00%	09/01/2037	500	557,720
Series 2020, RB	4.00%	09/01/2040	350	387,922
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	405,464
Series 2013, RB	5.00%	09/01/2026	440	487,617
Series 2013, RB	5.00%	09/01/2027	405	446,784
Series 2013, RB	5.00%	09/01/2028	500	549,475
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	260,039
Series 2020, RB	4.00%	09/01/2035	275	303,039
Series 2020, RB	4.00%	09/01/2037	320	350,829
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2021	190	191,721
Series 2007, RB	5.00%	02/15/2023	80	87,718
Series 2007, RB	5.00%	02/15/2024	265	301,697
Series 2007, RB	5.00%	02/15/2025	100	117,711
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,385,491
Series 2019, RB	4.00%	06/01/2037	1,760	1,907,840
Sacramento (City of), CA Financing Authority;
Series 1999 A, RB	6.25%	09/01/2023	230	233,291
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	2,024,957
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	935,850
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	864,097
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	500,414
Sacramento (City of), CA Municipal Utility District;
Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,491,250
Sacramento (County of), CA;
Series 1991 A, RB(b)(c)	7.25%	10/01/2023	2,620	2,859,180
Series 2018 C, Ref. RB(c)	5.00%	07/01/2037	2,200	2,649,790
Series 2018 C, Ref. RB(c)	5.00%	07/01/2038	3,800	4,566,232
Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2021	795	797,902
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2022	555	556,998
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	431,509
Sacramento (County of), CA Housing Authority;
Series 2002 C, RB (INS - AMBAC)(a)(c)	5.25%	06/01/2027	285	285,365
Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(a)	5.00%	12/01/2022	5	5,017
Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,045
Salinas (City of), CA Redevelopment Agency;
Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	50	50,204
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2024	250	251,055
Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	206,579
San Bernardino (City of), CA Redevelopment Agency Successor Agency;
Series 1995, RB(c)	7.88%	07/01/2025	15	15,062
San Bernardino Joint Powers Financing Authority;
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2022	50	54,719
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	80,336
San Buenaventura (City of), CA;
Series 2007 E, COP (INS - NATL)(a)	4.75%	06/01/2032	100	100,300
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.50%	12/01/2022	$ 2,500	$ 2,632,500
Series 2011, RB	7.50%	12/01/2041	1,000	1,058,760
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2021	165	166,360
Series 2013, Ref. RB	5.00%	09/02/2022	165	166,285
Series 2013, Ref. RB	5.00%	09/02/2023	175	176,335
Series 2013, Ref. RB	5.00%	09/02/2024	185	186,356
Series 2013, Ref. RB	5.00%	09/02/2025	190	191,294
Series 2013, Ref. RB	5.13%	09/02/2026	205	206,431
Series 2013, Ref. RB	5.13%	09/02/2027	215	216,438
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,501
Series 2013, Ref. RB	5.38%	09/02/2029	240	241,594
Series 2013, Ref. RB	5.38%	09/02/2030	250	251,662
Series 2013, Ref. RB	5.50%	09/02/2031	260	261,713
Series 2013, Ref. RB	5.50%	09/02/2032	280	281,809
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	603,533
Series 2013, Ref. RB	5.00%	09/01/2027	610	671,018
Series 2013, Ref. RB	5.00%	09/01/2028	640	702,054
Series 2013, Ref. RB	5.00%	09/01/2030	720	786,334
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,493,150
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,192,940
San Diego (City of), CA Redevelopment Agency Successor Agency;
Series 2003 B, RB	5.25%	09/01/2026	95	95,381
San Diego (County of), CA Regional Airport Authority;
Series 2013 B, RB(c)	5.00%	07/01/2026	1,520	1,678,019
Series 2017 B, RB(c)	5.00%	07/01/2037	1,000	1,201,060
Series 2020, Ref. RB	5.00%	07/01/2040	2,000	2,591,720
San Diego (County of), CA Water Authority;
Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,329
Series 2011 B, Ref. RB(b)	5.00%	05/01/2030	5,000	5,101,800
Series 2011 B, Ref. RB(b)	5.00%	05/01/2031	500	510,180
San Francisco (City & County of), CA;
Series 2017 B, COP	4.00%	04/01/2042	2,250	2,525,490
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1);
Series 1996, RB	6.85%	09/02/2026	20	20,781
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(c)	5.25%	05/01/2048	8,000	9,783,680
Series 2019 A, RB(c)	5.00%	05/01/2037	8,000	10,064,720
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds);
Series 2018 A, RB	4.00%	10/01/2043	10,000	11,707,400
San Francisco (City & County of), CA Redevelopment Agency Successor Agency;
Series 2013 A, Ref. RB	5.00%	08/01/2023	500	535,530
San Francisco Bay Area Rapid Transit District;
Series 2019 A, RB	4.00%	07/01/2038	3,390	3,956,672
Series 2019 A, RB	4.00%	07/01/2039	2,075	2,417,624
San Jacinto (City of), CA Community Facilities District No. 2002-1;
Series 2016, Ref. RB	5.00%	09/01/2026	925	1,122,127
San Jose (City of), CA;
Series 2011 A-1, RB(c)	6.25%	03/01/2034	1,000	1,012,830
Series 2017 A, Ref. RB(c)	5.00%	03/01/2035	500	598,090
Series 2017 A, Ref. RB(c)	5.00%	03/01/2036	1,000	1,193,140
Series 2017 A, Ref. RB(c)	5.00%	03/01/2037	1,250	1,487,812
San Jose (City of), CA (Almaden Senior Housing Apartments);
Series 2001 G, RB(c)(d)	5.35%	07/15/2022	210	210,246
San Jose (City of), CA (El Parador Apartments);
Series 2000 A, RB(c)	6.10%	01/01/2031	25	25,014
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Jose (City of), CA (Orvieto Family Apartments);
Series 2010 B-1, RB	4.75%	08/01/2029	$ 1,885	$ 1,890,353
San Luis Obispo (County of), CA;
Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	15	15,046
Santa Barbara (County of), CA;
Series 2018 B, COP(c)	5.25%	12/01/2032	9,600	12,269,088
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(c)	5.70%	08/01/2021	20	20,074
Series 2001 A, RB(c)	5.85%	08/01/2031	1,715	1,721,774
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,431,387
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	680,364
Series 2012, Ref. RB	5.00%	11/15/2024	325	348,046
Series 2012, Ref. RB	5.00%	11/15/2025	925	988,936
Series 2012, Ref. RB	5.00%	11/15/2027	785	834,604
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,240,083
Santa Nella (County of), CA Water District;
Series 1998, Ref. RB	6.25%	09/02/2028	20	19,996
Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	787,681
Series 2013, Ref. RB	5.00%	09/01/2026	770	851,774
Series 2013, Ref. RB	5.00%	09/01/2027	830	914,685
Series 2013, Ref. RB	5.00%	09/01/2028	895	982,540
Selma (City of), CA Redevelopment Agency;
Series 2010 A, RB	5.75%	09/01/2024	1,390	1,392,738
Sequoia Healthcare District;
Series 1993, RB(b)	5.38%	08/15/2023	5	5,409
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development);
Series 2003, Ref. RB (INS - NATL)(a)	5.25%	09/01/2021	25	25,103
Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,075
Sonora Union High School District;
Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,153,028
South Pasadena (City of), CA;
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,371,528
Southern California Public Power Authority;
Series 1992, RB	5.75%	07/01/2021	20	20,089
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,508,809
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,567,700
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	2,317,216
Series 2019, Ref. RB	5.00%	06/01/2048	7,500	8,995,650
Southern Mono Health Care District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	260	267,743
Sulphur Springs Union School District;
Series 2013 A, Ref. RB	4.13%	09/01/2033	20	20,556
Sunnyvale (City of), CA;
Series 1998 A, COP (INS - AMBAC)(a)	5.00%	10/01/2022	10	10,039
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	339,342
Series 2013, RB	5.00%	10/01/2026	415	469,170
Series 2013, RB	5.00%	10/01/2027	700	790,951
Series 2013, RB	5.00%	10/01/2028	1,465	1,653,575
Series 2013, RB	5.00%	10/01/2029	1,490	1,679,990
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2000-1 - Tejon Industrial Complex Public Improvements);
Series 2012, Ref. RB	5.25%	09/01/2028	825	879,912
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Tender Option Bond Trust;
Series 2015-ZF0181, VRD RB(e)(f)	0.16%	05/01/2022	$ 6,750	$ 6,750,000
Series 2018-XF2700, VRD RB(e)(f)	0.12%	08/01/2024	3,325	3,325,000
Series 2018-ZM0588, VRD RB(e)(f)	0.12%	05/15/2047	3,200	3,200,000
Series 2020-XF2904, VRD RB (LOC - Barclays Bank PLC)(e)(f)(h)	0.12%	07/01/2050	3,800	3,800,000
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	30	30,332
Series 2002, RB	6.25%	09/01/2032	25	25,080
Transbay Joint Powers Authority (Green Bonds);
Series 2020 B, Tax Allocation Bonds	2.40%	10/01/2049	3,635	3,691,924
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1);
Series 2004, RB	5.80%	09/01/2035	30	25,412
Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	468,455
Series 2013, Ref. RB	5.00%	09/01/2025	445	495,877
Series 2013, Ref. RB	5.00%	09/01/2026	470	523,575
Series 2013, Ref. RB	5.00%	09/01/2027	490	544,076
Series 2013, Ref. RB	5.00%	09/01/2028	515	569,647
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency;
Series 2011 A-4, RB(b)(d)	7.13%	09/01/2021	125	131,353
Ukiah (City of), CA Redevelopment Agency;
Series 2011 A, RB(b)(d)	6.50%	06/01/2021	250	257,772
Vacaville (City of), CA Redevelopment Agency Successor Agency;
Series 2000 A, Ref. RB	6.00%	11/01/2024	125	125,789
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	30	30,196
Series 2003 A, RB	6.13%	09/01/2034	30	30,159
Vernon (City of), CA;
Series 2012 A, RB	5.13%	08/01/2033	850	892,270
Victorville (City of), CA Redevelopment Agency;
Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	25	25,080
Vista Unified School District;
Series 1998, COP (INS - AGM)(a)	5.13%	05/01/2023	5	5,097
Wasco (City of), CA Public Financing Authority;
Series 1994, RB	7.50%	09/15/2023	5	5,016
West Hollywood (City of), CA Community Development Department (East Side Redevelopment);
Series 2011 A, RB	7.00%	09/01/2026	875	921,340
Series 2011 A, RB	7.25%	09/01/2031	1,000	1,053,020
Western Riverside Water & Wastewater Financing Authority;
Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,597,220
Series 2013 B, Ref. RB	5.00%	09/01/2025	1,150	1,153,703
Series 2013 B, Ref. RB	5.00%	09/01/2027	1,255	1,258,765
William S. Hart Union High School District (Community Facilities District No. 2005-1);
Series 2013, Ref. RB	5.00%	09/01/2025	835	927,810
Yuba (County of), CA;
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2024	155	155,592
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2025	165	165,627
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2026	170	170,643
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2027	180	180,677
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2028	190	190,707
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2029	200	200,734
				638,400,973
Puerto Rico–5.41%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		9,119	9,177,088
Series 2002, RB	5.50%	05/15/2039		3,000	3,078,510
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	$ 370	$ 380,552
Series 2006, Ref. GO Bonds(g)	5.00%	07/01/2022	200	144,250
Series 2009 A, Ref. GO Bonds(g)	5.63%	07/01/2031	560	411,600
Series 2011 E, Ref. GO Bonds(g)	6.00%	07/01/2029	2,000	1,437,500
Series 2011 E, Ref. GO Bonds(g)	5.38%	07/01/2030	100	69,500
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB (INS - AGC)(a)	6.13%	07/01/2024	35	38,220
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2022	175	176,365
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	476,101
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	3,690	3,737,896
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	526,750
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	101,298
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,325
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	465,069
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 G, RB (INS - FGIC)(a)(i)	5.00%	07/01/2022	70	56,787
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	175	178,881
Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	600	607,788
Series 2005 L, Ref. RB (INS - FGIC)(a)(i)	5.25%	07/01/2022	1,000	811,250
Puerto Rico (Commonwealth of) Industrial Tourist, Educational, Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(c)	6.63%	06/01/2026	2,365	2,447,775
Series 2012, Ref. RB	5.00%	10/01/2021	50	51,220
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2012, Ref. RB	5.00%	04/01/2021	100	101,236
Series 2012, Ref. RB	5.00%	04/01/2022	100	100,859
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	40	40,150
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(g)	6.00%	08/01/2024	600	7,260
Series 2011 B, RB(g)	6.00%	08/01/2025	1,400	16,940
Series 2011 B, RB(g)	6.00%	08/01/2026	3,300	39,930
Series 2011 B, RB(g)	5.50%	08/01/2031	1,750	21,175
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2031	8,544	6,533,682
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,349,631
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,335
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5	1,501
Series 2018 A-1, RB(j)	0.00%	07/01/2051	5	1,085
Series 2018 A-1, RB	4.75%	07/01/2053	4	4,346
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,515
Series 2019 A-2, RB	4.54%	07/01/2053	46	49,325
Series 2019 A-2, RB	4.78%	07/01/2058	620	674,957
University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	100	101,298
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	310,275
Series 2006 Q, RB	5.00%	06/01/2021	540	540,000
				37,303,225
Guam–0.15%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021		150	155,292
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2022		155	166,988
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025		265	287,074
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026		225	244,003
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2027		155	167,808
					1,021,165
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.10%
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2022		$ 25	$ 25,396
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023		300	305,115
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024		90	91,535
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025		170	172,904
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026		125	127,135
					722,085
TOTAL INVESTMENTS IN SECURITIES(k)–98.34% (Cost $654,856,463)					677,447,448
OTHER ASSETS LESS LIABILITIES–1.66%					11,409,003
NET ASSETS–100.00%					$688,856,451
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
SGI	– Syncora Guarantee, Inc.
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $29,969,276, which represented 4.35% of the Fund’s Net Assets.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $5,398,155, which represented less than 1% of the Fund’s Net Assets.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(j)	Zero coupon bond issued at a discount.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Build America Mutual Assurance Co.	6.68%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$677,447,448	$—	$677,447,448
Other Investments - Assets
Investments Matured	—	920,937	—	920,937
Total Investments	$—	$678,368,385	$—	$678,368,385
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Limited Term California Municipal Fund